SCHEDULE OF PREPAYMENT AND OTHER CURRENT ASSETS, NET (Details) - USD ($)	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits		$ 7,115
Prepayments		2,372
Total		$ 9,487